Income Tax Expenses - Summary of Income Tax Expense Income Reconciled to Loss Before Taxation as Per Consolidated Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before taxation	$ (53,599)	$ (172,591)	$ (240,810)
Tax at the US federal tax rate of 21%	(11,253)	(36,244)	(50,570)
Tax effect of expenses not deductible for tax purpose	332	568	45,739
Tax effect of income not taxable for tax purpose	0	0	(257)
Tax effect of additional qualified expenses deductible for tax purpose (note)	(919)	(741)	(1,517)
Tax effect of R&D Credits	623	(2,311)	0
Tax effect of tax losses not recognized	5,513	10,277	7,027
Tax effect of foreign tax differential rates	3,828	28,461	(421)
Tax effect of intangible impairment	2,135	0	0
Tax expense (income)	$ 259	$ 10	$ 1